Label	Element	Value
Calamos U.S. Equity Autocallable VIP Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos U.S. Equity Autocallable VIP Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

Calamos U.S. Equity Autocallable VIP Fund (the “Fund”) seeks to generate high income while providing reduced downside risk through exposure to the MerQube US Large-Cap Vol Advantage Autocallable VIP Index (the “Autocallable Index”). The Autocallable Index is designed to reflect the performance of a theoretical diversified portfolio of synthetic autocallable notes (each an “Autocallable” and the theoretical portfolio of Autocallables, the “Index Portfolio”). The reduced downside risk that the Fund seeks to deliver is relative to owning a single underlying autocallable note (and not relative to risk associated with investing in the S&P 500), because exposure to the Autocallable Index is expected to provide benefits such as reduced timing risk, diversification across multiple notes (i.e., not subject to a single maturity barrier), and contingent maturity barriers that may help preserve capital over time.

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The Fund’s shares can be purchased by certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-advantaged basis (“Retirement Plans”) and by separate accounts of certain life insurance companies (“Participating Insurance Companies”) offering qualified and non-qualified variable annuity contracts and variable life insurance contracts (together, “Variable Contracts”). The Fund’s shares are not offered directly to the public. You may pay other expenses under your Variable Contract or Retirement Plan which are not reflected in the table and examples below. If these fees or expenses were included in the table, the Fund’s expenses would be higher. Please read the Variable Contract’s or Retirement Plan’s disclosure documents to obtain that information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 01, 2029
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a

5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through December 1, 2029 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund is a non-diversified, actively managed fund that, under normal market conditions, seeks to invest at least 80% of its total assets in U.S. Treasuries and other U.S. government obligations, cash, cash equivalents, other investment companies, box spreads and unfunded total return swaps that provide exposure to the Autocallable Index. The Fund will not attempt to replicate or track the Autocallable Index, but will instead use financial instruments such as total return swaps to gain exposure to the level of the Autocallable Index. The Autocallable Index is designed to reflect the collective performance of a theoretical portfolio of 52 to 260 synthetic Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the “Parameters”) as described below within the section entitled “Autocallable Index Portfolio Characteristics”. The Autocallables’ coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund’s total return, are contingent and with respect to principal value at maturity, based on the performance of the MerQube US Large-Cap Vol Advantage Index (the “Underlying Reference Index”), which provides volatility adjusted exposure to E-Mini S&P 500 futures contracts. The Fund’s portfolio will be comprised of unfunded total return swaps, U.S. Treasuries and other U.S. government obligations, cash, cash equivalents, other investment companies and “box spreads”. The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less and other U.S. government securities, cash, cash equivalents, “box spreads” (which may include investment in box-spread ETFs), other investment companies and unfunded total return swaps providing exposure to an Autocallable Index (the “Swap Agreements”). However, in order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its cash to investments in eligible collateral instruments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

Each synthetic Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each Autocallable) (a “Coupon”), provided that the Underlying Reference Index reaches or exceeds a certain level (the “Coupon Barrier”). Each synthetic Autocallable employs a “memory” or what may be commonly referred to as a “snowball” feature where each unpaid Coupon is not lost but is carried forward and will be credited to the Fund on the next, if any, Observation Date on which the Coupon Barrier is met.

Each synthetic Autocallable is subject to a one-year non-callable period from the date of issuance (the “Non-Callable Period”). Following the Non-Callable Period, if on specified monthly observation dates the Underlying Reference Index reaches or exceeds a certain level (the “Autocallable Barrier”) then the synthetic Autocallable will automatically mature. Each synthetic Autocallable incorporates a principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the synthetic Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocallable Index, and in turn investors, be exposed to the full downside performance of the Underlying Reference Index at maturity. Therefore, while synthetic Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.

The Fund’s exposure to Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions (“Swap Counterparties”). These Swap Agreements reference the Autocallable Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents. The Fund will also utilize “box spreads” that consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts (“Box Spreads”).

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a “Subsidiary”), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocallable Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent that Calamos Advisors serves as the investment adviser to the Subsidiary, it will comply with Section 15 of the 1940 Act with respect to advisory contract approval. The Fund will comply with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary will also comply with Section 17 of the 1940 Act relating to affiliated transactions and custody.

Investment Structure Overview

The Fund’s investment approach centers on gaining exposure to a theoretical diversified portfolio of approximately 52 to 260 synthetic autocallables using one or more Swap Agreements that reference the Autocallable Index. Each of these Autocallables is linked to the performance of the MerQube US Large-Cap Vol Advantage Index (the “Underlying Reference Index”), which dynamically adjusts its exposure to E-Mini S&P 500 futures contracts based on market volatility conditions. To efficiently implement this strategy, the Fund enters into one or more Swap Agreements with Swap Counterparties. These Swap Agreements reference the Autocallable Index, which is designed to reflect the aggregate performance of the entire Index Portfolio, allowing the Fund to gain comprehensive exposure to a theoretical portfolio of synthetic Autocallables through a single instrument. The returns are based on certain pre-defined payout and return characteristics described in more detail in the section below entitled “Index Portfolio Characteristics”. Each Autocallable’s return profile will be linked to the Underlying Reference Index as a whole and does not look-through to the individual constituents of such index.

Index Portfolio Characteristics

The Fund provides investors with exposure to an index which is designed to reflect the aggregate total return of a theoretical portfolio of approximately 52 to 260 synthetic Autocallables. Each synthetic Autocallable in the Index Portfolio may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(a) payment of unpaid Coupons at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below) on an observation date;

or

(b) as part of the Autocallables’ return, the Autocallable Index, and, in turn, the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.

Each synthetic Autocallable in the Index Portfolio will have the following key characteristics/parameters (the “Parameters”):

I. Individual Autocallables: Each synthetic Autocallable in the Index Portfolio features (as set forth in more detail in the table below):

•	5-year tenor (Maturity)
•	1-year initial Non-Callable Period from the date of issuance
•	U.S. Dollar denomination
•	60% Maturity Barrier (observed at maturity)
•	60% Coupon Barrier (observed monthly)
•	Direct link to the performance of the Underlying Reference Index

II. Key Components: Each Autocallable in the Index Portfolio has three main components:

•

Call Feature: Upon the expiration of each Autocallable’s Non-Callable Period, the Autocallable will automatically be called prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on a monthly Observation Date.

•

Contingent Coupon: A coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period. Unpaid Coupons will be added to any future Coupon payment.

•

Contingent Principal Protection: If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index’s level is above the Maturity Barrier (60%) at maturity. If the Underlying Reference Index closes below the Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.

The underlying Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables.

III. Implementation Mechanism: To efficiently gain exposure to this theoretical diversified portfolio of synthetic Autocallables, the Fund utilizes:

•	Swap Agreements with Swap Counterparties
•	The Autocallable Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (See “The Underlying Reference Index”)
PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Fund.
Coupon Barrier	The predetermined level with respect to the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a fixed amount to be paid (the “Coupon”).	100% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the maturity date of the Autocallable will result in the full repayment of principal.	50% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier	Monthly
Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier	The maturity date
Observation Date — Contingent Coupon Payment

Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier. If the Underlying Reference Index is below the Coupon Barrier with respect to an Autocallable, the Autocallable is not called, and no Coupon is paid.

Monthly
Maturity	The final observation date, on which the Autocallable terminates and the final cash flows are determined	5 years
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the “Coupon”).	The Coupon rate is established via prevailing current market environments and specific parameters with the Underlying Reference Index.

Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific observation dates.

With regard to the Maturity Barrier, it should be noted that if on the maturity date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocallable Index and, in turn, the Fund.

For example, noting the Maturity Barrier for an Autocallable is 50% of the level of an Underlying Reference Index as of the date the synthetic Autocallable is issued:

•

if such Underlying Reference Index of such Autocallable falls by only 10% (which is still above the Maturity Barrier) then the negative performance of the Underlying Reference Index will not reduce the amount of principal to be repaid;

•

on the other hand, if such Underlying Reference Index falls by 55% (i.e., to 45% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then at maturity the amount of principal to be repaid will have fallen by 55%.

As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocallable Index and, in turn, the Fund.

Portfolio Management and Rebalancing

The Autocallable Index is managed through a systematic process, and the Fund gains exposure to the Autocallable Index through the use of Swap Agreements. The underlying Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining a consistent exposure to a theoretical portfolio of approximately 52 to 260 synthetic Autocallables. Furthermore, by gaining exposure, via the Autocallable Index, to the total return of approximately 52 to 260 Autocallables with staggered entry points, the Fund creates a theoretical diversified portfolio that seeks to (i) smooth income generation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially lower overall portfolio volatility.

While the Autocallable Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements.

The Underlying Reference Index

The MerQube US Large-Cap Vol Advantage Index (the “Underlying Reference Index”) is designed to provide volatility adjusted exposure to E-Mini S&P 500 futures contracts (the “Equity Component”) by targeting an implied volatility of 35%, subject to a 6% decrement per annum. Unlike traditional equity indices that maintain fixed allocations, this index dynamically adjusts exposure based on market volatility conditions. During calm or typical market environments, the Underlying Reference Index increases exposure to equity futures while during volatile market periods, the Underlying Reference Index reduces exposure to equity futures. Unlike other volatility target indices that rebalance daily based on realized volatility, this Underlying Reference Index rebalances weekly (at the end of each week) based on one-week implied volatility derived from SPY weekly options prices. This approach seeks to maintain a more consistent risk profile across varying market conditions while potentially reducing drawdowns during market stress and improving risk-adjusted returns over time.

The Underlying Reference Index is a rules-based, systematic index designed to provide dynamic exposure to U.S. large-capitalization equities while employing a volatility management methodology that seeks to maintain a target volatility level. The Underlying Reference Index dynamically adjusts exposure between the Equity Component and a cash position based on prevailing market volatility conditions.

Autocallable Index Methodology

The Autocallable Index is designed to reflect the performance of a theoretical portfolio of synthetic Autocallables (the “Autocallables” which have the Underlying Reference Index as the reference underlying asset). The Autocallables in the theoretical portfolio follow predetermined terms including a 260-week maturity period from issue date, a 52-week non-call period from the issue date, and coupon payments every four (4) weeks. Each autocallable features conditional cash flows on specific monthly observation dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% autocallable barrier and 60% principal and coupon barrier percentages. The Autocallable Index provider’s pricing model determines the present value of these synthetic securities accounting for prevailing market conditions and contemplates the reinvestment of cash flows.

The Autocallable Index rebalances at preset intervals (weekly), adding one new autocallable security at each rebalance date. The initial portfolio comprises 20 autocallable securities issued on each Friday between January 14, 2005 and May 27, 2005. To maintain diversification, the Index applies concentration limits through an allocation cap that restricts the weight of any individual synthetic Autocallable security to 5%. Cash from maturing or redeemed securities is systematically reallocated across the portfolio according to predefined rules. The Index is calculated daily, rebalanced weekly and is denominated in U.S. Dollars with the Index Base Value set at 100.

The Index is composed of a theoretical portfolio of autocallable securities with the following characteristics:

SPECIFICATION	AUTOCALLABLE INDEX
Reference Asset	MerQube US Large-Cap Vol Advantage Index
Face Value	100
Maturity Date	260 weeks from the Issue Date
Non-Call Period	52 weeks from the Issue Date
Coupon Dates	Every four weeks from the Issue Date, up to and including the maturity date
Autocallable Barrier	100%
Principal Barrier Percentage	60%
Coupon Barrier Percentage	60%

Investment Types

Total Return Swaps — A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way. The use of total return swaps may add leverage to the Fund’s portfolio.

Box Spreads — A Box Spread is an offsetting set of options, which may include Flexible Exchange Options (“FLEX Options”). Box Spreads consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long position. The difference between the strike prices of the synthetic long position and the synthetic short position determines the expiration value (or value at maturity) of the Box Spread. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options’ reference asset. Once the Box Spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options’ reference assets. The Fund may purchase Box Spreads on various indices or securities based on risk and return considerations. Box Spreads are expected to have return characteristics similar to cash equivalents. The Fund may also invest in other exchange-traded funds which in turn invest principally in Box Spreads.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund’s Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold and that reference the State Street® SPDR® S&P 500® ETF (“SPY”) will give the Fund the right or the obligation to either receive or deliver shares of SPY, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between

SPY’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The Fund will purchase call options (giving the Fund the right to receive shares of SPY or a cash payment) and put options (giving the Fund the right to deliver shares of SPY or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of SPY or a cash payment). The Fund intends to use FLEX Options in constructing Box Spreads. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees.

Underlying Reference Index Methodology

The Underlying Reference Index employs a sophisticated approach to stabilizing volatility and dividend risk via:

1.	Volatility Target: Maintains a predetermined volatility target of 35%, which helps create a more stable risk profile across varying market conditions.
2.

Dynamic Exposure Adjustment: Calculates exposure to the Equity Component based on the ratio of the target volatility to the observed market volatility, with a maximum exposure cap of 5x (500%). Exposure is implemented via E-mini S&P 500 futures contracts.

3.	Forward-Looking Volatility Measurement: Utilizes options market data to determine a near-term, forward-looking volatility level as implied by the listed options market, specifically using SPY options.
4.	Weekly Rebalancing: The Underlying Reference Index rebalances weekly (on the last trading day of each week), with the leverage factor recalculated based on the prevailing volatility conditions.
5.

Decrement: The Underlying Reference Index includes a fixed synthetic dividend (or “decrement”) of 6% per annum, which is applied daily to the Index value. This daily decrement equals the 6% annual rate divided by 360 days (approximately 0.0167% per day) and is subtracted from the Index return regardless of the actual dividends paid by the constituent securities.

Index Construction and Calculation

The Underlying Reference Index is calculated daily according to the following methodology:

1.

The Fair Value of the Variance Swap referenced by the Underlying Reference Index is calculated using options market data for SPY (SPDR S&P 500 ETF Trust) options, which serves as a forward-looking measure of implied volatility.

2.

The leverage is determined as the ratio of the volatility target (35%) to the Fair Value of the Variance Swap referenced by the Underlying Reference Index, subject to the maximum exposure constraint of 5x.

3.	The Underlying Reference Index exposure is adjusted based on this leverage calculation, providing higher exposure when market volatility is low and lower exposure when market volatility is high.
4.	The Underlying Reference Index rebalances weekly to maintain the targeted volatility profile, with adjustments made based on the most recent volatility readings.

The Underlying Reference Index is calculated in U.S. dollars and was launched on February 11, 2022, with a base date of January 14, 2005.

By employing both volatility targeting and a fixed decrement, the Underlying Reference Index is designed particularly for use in structured product applications where a more predictable volatility profile and known dividend treatment are advantageous for pricing and risk management purposes.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this prospectus. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available at no cost by visiting the Fund’s website at www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Calamos U.S. Equity Autocallable VIP Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos U.S. Equity Autocallable VIP Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos U.S. Equity Autocallable VIP Fund | Autocallable Structure Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Autocallable Structure Risk — The Fund’s returns are correlated to the performance of a theoretical portfolio of synthetic autocallable notes reflected by the Autocallable Index. Autocallable notes have specific structural features that may be unfamiliar to many investors:

Calamos U.S. Equity Autocallable VIP Fund | Contingent Income Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Contingent Income Risk — Coupon payments from the Autocallables are not guaranteed and will not be made if the Underlying Reference Index falls below the Coupon Barrier (60%) on observation dates. This means the Fund may generate significantly less income than anticipated during market downturns.

Calamos U.S. Equity Autocallable VIP Fund | Early Redemption Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Early Redemption Risk — Autocallables in the Index Portfolio may be called before their scheduled maturity if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on observation dates. This automatic early redemption could force reinvestment of that portion of the Index Portfolio at lower rates if market yields have declined.

Calamos U.S. Equity Autocallable VIP Fund | Barrier Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Barrier Risk — If the Underlying Reference Index falls below the Maturity Barrier (60%) at the maturity of an Autocallable in the Index Portfolio, that portion of the Index Portfolio will be fully exposed to the negative performance of the Underlying Reference Index from its initial level. For example, if the Underlying Reference Index has declined 45% at maturity of a particular Autocallable, the portion of the Index Portfolio allocated to that note would lose 45% of its value. This conditional protection creates a binary outcome that can result in sudden, significant losses if barriers are breached.

Calamos U.S. Equity Autocallable VIP Fund | Box Spread Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Box Spread Risk — If one or more of the individual option positions that comprise a Box Spread are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying reference asset’s price movement. Furthermore, the Box Spread’s value is derived in the market and is in part based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. The Fund’s ability to utilize Box Spreads effectively is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices. If the Box Spread does not perform as intended, the Fund could have exposure to the underlying reference asset of the options comprising the Box Spread, which is expected to be the SPY. In such a scenario, the Fund would be subject to the risks of equity securities markets. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur.

Calamos U.S. Equity Autocallable VIP Fund | Calculation Methodology Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	Calculation Methodology Risk — The Underlying Reference Index and the Autocallable Index employ complex calculation methodologies that may not perform as expected under certain market conditions.

Calamos U.S. Equity Autocallable VIP Fund | Cash Holdings Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Calamos U.S. Equity Autocallable VIP Fund | Correlation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Correlation Risk — The Fund’s return is not likely to match the expected returns of the Index Portfolio or the return of the Autocallable Index for a number of reasons, including the payment of periodic distributions to investors, operating expenses, transaction costs, cash management, market conditions, and differences in calculation methodologies.

Calamos U.S. Equity Autocallable VIP Fund | Costs of Buying and Selling Fund Shares [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Calamos U.S. Equity Autocallable VIP Fund | Counterparty Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Counterparty Risk — The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts (primarily Swap Agreements) entered into by the Fund. The Fund’s exposure to the Index Portfolio is obtained entirely through Swap Agreements with Swap Counterparties. If a Swap Counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all. Unlike directly held securities, the Fund’s holdings consist primarily of contractual claims against Swap Counterparties, making the Fund particularly vulnerable to counterparty failure. Even temporary disruptions in a Swap Counterparty’s ability to perform under Swap Agreements could significantly impact Fund performance. The Fund may have substantial exposure to a single Swap Counterparty, which may result in the Fund being more susceptible to a single economic or regulatory occurrence affecting such Swap Counterparty.

Calamos U.S. Equity Autocallable VIP Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	Credit Risk — The Fund’s collateral investments may be subject to credit risk, which is the risk that an issuer or counterparty will fail to pay principal or interest when due.

Calamos U.S. Equity Autocallable VIP Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Derivatives Risk — Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Calamos U.S. Equity Autocallable VIP Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Equity Securities Risk — The securities markets are volatile. The Fund’s exposure to the Underlying Reference Index subjects it to risks associated with equity markets. The value of the Underlying Reference Index may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the U.S. equity markets generally or particular segments of the market. If the market prices of the securities to which the Underlying Reference Index is exposed decline, the value of your investment in the Fund will decline.

Calamos U.S. Equity Autocallable VIP Fund | FLEX Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

FLEX Options Risk — Trading FLEX Options involves risks different from, and possibly greater than, the risks associated with investing directly in securities or in other types of options. FLEX Options, like other listed options, are traded on the U.S. options markets and are issued by OCC. However, unlike other options, the terms of FLEX Options are not all standardized. When a FLEX Option is purchased and sold in an opening transaction, the parties to the transaction have the flexibility, within limitations set forth in the rules of the options market on which the transaction occurs, to fix certain of the option’s terms. The flexibility to fix certain terms is what makes FLEX Options different from other types of options. Because many of the terms of FLEX Options are not standardized, it is less likely that there will be an active secondary market in which holders and writers of such options will be able to close out their positions by offsetting sales and purchases. Because FLEX Options have variable terms that are fixed by the parties, there are no pre-established series of FLEX Options. Rather, any different series of FLEX Options may be created and outstanding at any given time as a result of the various designations of variable terms that are made in different transactions. Secondary trading interest in FLEX Options may therefore be spread over a larger number of series than the trading interest in other options, the trading interest in any particular series of FLEX Options may be very limited, the secondary markets in FLEX Options may be less deep, liquid and continuous than the markets in other options on the same underlying interests, and the premiums for FLEX Options may not correlate with premiums for such other options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. The Fund also is subject to the risk that the OCC will become insolvent or otherwise be unable to meet its obligations, which could cause the Fund to suffer losses which may be significant.

Calamos U.S. Equity Autocallable VIP Fund | Index Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Index Risk — The Underlying Reference Index employs a volatility targeting mechanism which may not perform as expected. The Underlying Reference Index may reduce equity exposure during periods that subsequently see strong equity performance, potentially limiting upside participation. The use of implied volatility rather than realized volatility may not accurately predict future market volatility. The weekly rebalancing frequency may not respond quickly enough to rapid market changes. The decrement feature (6% per annum) reduces index performance by a fixed percentage and may cause the Underlying Reference Index to underperform during low-return environments.

There can be no guarantee that the Underlying Reference Index or the Autocallable Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Reference Index or the Autocallable Index to implement the Fund’s principal investment strategies indefinitely. If necessary, the Adviser or the Fund’s Board of Trustees may substitute the Underlying Reference Index or the Autocallable Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will perform in a manner similar to the Underlying Reference Index or the Autocallable Index, as applicable. Unavailability of either index could affect adversely the ability of the Fund to achieve its investment objective. In addition, the Fund’s investments in derivatives relating to the Autocallable Index may underperform the return of the Autocallable Index.

Calamos U.S. Equity Autocallable VIP Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	Interest Rate Risk — The value of the Fund’s fixed-income investments may be affected by changes in interest rates. When interest rates rise, the value of fixed-income investments generally falls.

Calamos U.S. Equity Autocallable VIP Fund | Investment in a Subsidiary [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Investment in a Subsidiary — As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary (the “Subsidiary”), organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to the Autocallable Index within the limitations of Subchapter M of the Code and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere in the Fund’s Prospectus and the SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in this prospectus and the Statement of Additional Information (“SAI”)), the Fund intends to limit its investments in such subsidiary to 25% of the Fund’s total assets at the end of each taxable quarter.

Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the Fund’s Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or a Subsidiary to operate as described in the Fund’s Prospectus and SAI and could negatively affect the Fund and its shareholders.

Calamos U.S. Equity Autocallable VIP Fund | Laddered Portfolio Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Laddered Portfolio Risk — The laddered portfolio strategy may not perform as expected if market conditions remain unfavorable over an extended period, multiple Autocallable instruments may experience losses simultaneously and/or the weekly rebalancing mechanism may result in suboptimal entry points during rapidly changing markets.

Calamos U.S. Equity Autocallable VIP Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Calamos U.S. Equity Autocallable VIP Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security, including those held by the Index Portfolio.

Calamos U.S. Equity Autocallable VIP Fund | New Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Calamos U.S. Equity Autocallable VIP Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Non-Diversification Risk — The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. In addition, this makes the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence.

Calamos U.S. Equity Autocallable VIP Fund | Other Investment Companies (including ETFs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Other Investment Companies (including ETFs) Risk — The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objective and the policies are permissible under the 1940 Act. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

Calamos U.S. Equity Autocallable VIP Fund | State Regulation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

State Regulation Risk — The Fund is sold to the separate accounts of Participating Insurance Companies offering Variable Contracts that are sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its investments with the flexibility described herein and in the Statement of Additional Information. In order to permit the Fund to be available under Variable Contracts sold in certain states, the Fund may make commitments that are more restrictive than the investment policies and limitations described herein and in the Statement of Additional Information. If the investment adviser determines that such a commitment is no longer in the Fund’s best interest, the commitment may be revoked by terminating the availability of the Fund to Variable Contract owners residing in such states.

Calamos U.S. Equity Autocallable VIP Fund | Swap Agreement Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Swap Agreement Risk — Swap agreements are a type of derivative instrument that subjects the Fund to counterparty credit, liquidity, and correlation risks, including that: (i) the Fund may not be able to enter into replacement swap agreements in the event a current swap is terminated (ii) unfunded swap agreements may involve greater leverage risks than funded swaps; (iii) the swap agreement may not reflect the performance of the Autocallable Index or the Underlying Reference Index as expected due to differences in calculation methods or expenses; and (iv) during market disruptions, the Fund may be unable to enter into new swap agreements or adjust existing positions at favorable prices. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss.

Calamos U.S. Equity Autocallable VIP Fund | Swap Agreement Termination Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Swap Agreement Termination Risk — A Swap Counterparty may be entitled to terminate the Swap Agreement at its then current market value upon the occurrence of certain extraordinary market events or at its discretion upon notice to the Fund. Under such circumstances, if the Adviser is unable to enter into new Swap Agreements with a suitable Swap Counterparty, the Adviser may recommend to the Board of Trustees to immediately liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote. While shareholder interests will be the paramount consideration in a liquidation under such circumstances, the timing of the liquidation may not be favorable to certain individual shareholders.

Calamos U.S. Equity Autocallable VIP Fund | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from “qualifying income,” meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of the swaps and other derivatives that provide exposure to the synthetic Autocallables is not entirely clear, and thus whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the synthetic Autocallables as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund’s ability to qualify as a RIC. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund’s investments may adversely affect the Fund’s ability to qualify as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Special rules under Section 817(h) of the Code apply to insurance company separate accounts and the funds in which such insurance company separate accounts invest. Failure by the Fund to satisfy the Section 817(h) requirements could cause the Variable Contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.

The federal income tax treatment of the swaps and other derivatives (including the options comprising the Box Spreads) may affect the timing, character and amount of income the Fund realizes from its investments. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Code. As a result, there could be an increase in the amount of dividends paid by the Fund in order to meet the distribution requirements applicable to RICs and to avoid a fund-level tax.

Calamos U.S. Equity Autocallable VIP Fund | Trading Issues Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Further, there can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Calamos U.S. Equity Autocallable VIP Fund | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Valuation Risk — The complex nature of autocallable structures and volatility-targeted indices may make accurate valuation difficult during market stress, potentially leading to significant premiums or discounts to NAV. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the Swap Agreements may become more difficult.

Calamos U.S. Equity Autocallable VIP Fund | Volatility Target Index Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	Volatility Target Index Risk — The Underlying Reference Index employs a volatility targeting mechanism which introduces specific risks:
(i)

Decrement Feature Impact: The 6% per annum decrement creates a constant performance drag that may cause significant underperformance relative to the S&P 500 during low-return environments or periods of sideways markets;

(ii)

Implied Volatility Limitations: The use of SPY weekly options prices to determine implied volatility may not accurately forecast actual market volatility, potentially resulting in suboptimal allocation decisions;

(iii)	Rebalancing Frequency Risk: The weekly rebalancing schedule may be too infrequent during rapidly changing market conditions, potentially exposing the Fund to higher volatility than targeted; and
(iv)

Participation Limitation: During periods of rising markets that follow volatility spikes, the Underlying Reference Index may maintain reduced equity exposure, potentially limiting the Fund’s participation in market recoveries.

Calamos U.S. Equity Autocallable VIP Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.88%	[1]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.75%)	[3],[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	298
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	$ 298
Calamos U.S. Equity Autocallable VIP Fund | Class II
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.88%	[1]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.75%)	[3],[4]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	365
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	$ 365

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are based on the estimated amounts for the current fiscal year.
[3]	Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”) has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.
[4]	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through December 1, 2029 to the extent necessary so that Total Annual Fund Operating Expenses of Class I and Class II shares are limited to 0.90% and 1.15% of average net assets, respectively. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.